INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Schedule of income tax expense	Income tax expense consisted of the following for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2026	2025	2026	2025
Current income taxes	(34)	(32)	(18)	(18)
Deferred income taxes	(5)	(3)	(2)	(3)
Income taxes	(39)	(35)	(20)	(21)
Effective tax rate	19.4%	21.7%	20.6%	20.4%